4333 Edgewood Road NE
Cedar Rapids, IA 52499
September 18, 2009
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	ML of New York Variable Annuity Separate Account C Registration No. 333-90430
Commissioners:
ML Life Insurance Company of New York (the “Company”), on behalf of Registrant, has sent or will send to contract owners the semi-annual reports for the period ended June 30, 2009, for the following underlying mutual funds (“Funds”) in which Registrant invests:
Semi-Annual Report Filings:
BlackRock Variable Series Funds, Inc.
BlackRock Money Market V.I. Fund, SEC File No.: 811-03290
MLIG Variable Insurance Trust
Roszel/AllianceBernstein Large Cap Core Portfolio, SEC File No.: 811-21038
Roszel/Allianz NFJ Mid Cap Value Portfolio, SEC File No.: 811-21038
Roszel/ BlackRock Equity Dividend Portfolio, SEC File No.: 811-21038
Roszel/BlackRock Fixed Income Portfolio, SEC File No.: 811-21038
Roszel/BlackRock Fixed Income Portfolio II, SEC File No.: 811-21038
Roszel/Cadence Mid Cap Growth Portfolio, SEC File No.: 811-21038
Roszel/Davis Large Cap Value Portfolio, SEC File No.: 811-21038
Roszel/Delaware Small-Mid Cap Growth Portfolio, SEC File No.: 811-21038
Roszel/Fayez Sarofim Large Cap Core Portfolio, SEC File No.: 811-21038
Roszel/JPMorgan International Equity Portfolio, SEC File No.: 811-21038
Roszel/Lazard International Portfolio, SEC File No.: 811-21038
Roszel/Lord Abbett Large Cap Value Portfolio, SEC File No.: 811-21038
Roszel/Marsico Large Cap Growth Portfolio, SEC File No.: 811-21038
Roszel/NWQ Small Cap Value Portfolio, SEC File No.: 811-21038
Roszel/Santa Barbara Conservative Growth Portfolio, SEC File No.: 811-21038
Some of the funds listed above may not be available under every policy or contract offered by the Registrant.
The Company understands that the Funds have filed or will file their semi-annual reports with the Commission under separate cover.
Please direct any question or comment regarding the enclosed to the undersigned at (800) 346-3677, extension 8330.
Very truly yours,

/s/ Darin D. Smith

Darin D. Smith
General Counsel